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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Rd. Ste. 500, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

James W. Oberweis,

The Oberweis Funds, 3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Name and address of agent for service)

Copy To:

James A. Arpaia,

Vedder Price P.C. 222 North Lasalle Street, Suite 2600, Chicago, IL 60601

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders Follows.

The OBERWEIS FUNDS

A VISION FOR FUTURE GROWTH

ANNUAL REPORT

AUDITED

DECEMBER 31, 2007

•	The Emerging Growth Fund

•	The Micro-Cap Fund

•	The Mid-Cap Fund

•	The China Opportunities Fund

•	The International Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

PRESIDENT’S LETTER

Dear Fellow Oberweis Funds Shareholder:

I am pleased to report a solid year for The Oberweis Funds. The China Opportunities Fund again delivered strong gains, appreciating +59.29%, following a gain of +81.17% in 2006. Our newest Fund, the International Opportunities Fund, returned +41.00% in 2007. Among our U.S.-focused Funds, the Micro-Cap Fund returned +10.17%, the Emerging Growth Fund returned +6.82%, and the Mid-Cap Fund returned +14.99%.

On a global basis, China was again a great place to invest in 2007. Despite governmental measures designed to slow the economy, growth in China continued at a rapid pace. Within the U.S., small-cap growth equities delivered good results, particularly when compared to their small-cap value brethren. After value stocks dominated the market from 2000-2006, the tables turned in 2007; the Russell 2000 Growth Index returned 7.1%, significantly better than the Russell 2000 Value Index return of -9.8%. On a capitalization basis, larger-cap stocks performed better than small-cap stocks during the year, with the Russell 1000 Growth Index (a large cap proxy) outperforming the Russell 2000 Growth Index by 470 basis points. Finally, in the international marketplace, the benchmark S&P/Citigroup EMI Growth World Ex-US Index returned +7.1% for the period February 1, 2007 through December 31, 2007. Our International Opportunities Fund performed much better, stemming from favorable stock selection in the industrial and consumer discretionary sectors.

While the year was a positive one, it looked much better prior to the fourth quarter. Gains were eroded in the final five months as investors reacted to the sub-prime mortgage crisis, looming $100 per barrel crude oil, accelerating inflation, and the prospect of a recession in 2008. After gaining almost 10% through late July, the S&P 500 Index dropped nearly 12% over the following four weeks as the magnitude of the housing market crisis became more apparent to the market. While the final tally on the S&P 500 Index produced a modest 5.5% gain for the year, stock volatility increased in the latter half of the year as investors reacted skittishly to news on the housing market, banking write-downs, and Federal Reserve moves (both speculated and actual). To stem a possible financial crisis, the Fed reduced interest rates three times late in the year and repeatedly injected liquidity into the system through open market operations. The correction has accelerated into January 2008. Due to the recent decline, stock valuations for smaller, high-growth companies, as measured by average P/E ratios as of the end of January 2008, are substantially lower than historical averages.

The average forward P/E ratio at the end of 2007 was 20.0 times for the Micro-Cap Fund, 24.3 times for the Emerging Growth Fund, 26.0 times for the Mid-Cap Fund, 33.5 times for the China Opportunities Fund, and 20.4 times for the International Opportunities Fund. As of 12/31/07, the weighted average market capitalization was $387 million for the Micro-Cap, $1.2 billion for the Emerging Growth, $3.4 billion for the Mid-Cap, $2.4 billion for International Opportunities and $5.9 billion for China Opportunities.

We are also proud to announce the launch of our sixth Fund, The Oberweis Asia Opportunities Fund (OBAOX), on February 1, 2008. Interested investors may obtain a prospectus at www.oberweisfunds.com. At present, all of The Oberweis Funds are open to new investors. If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA President & Portfolio Manager

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE

Market Environment

Global equities returned 7.11% in 2007, as measured by the S&P Citigroup BMI World Index. Emerging Asian countries including China led global returns. U.S. returns were more modest, with the S&P 500 returning 5.5% for the year. On a capitalization basis, larger-cap stocks performed better than small-cap stocks during the year, with the Russell 1000 Growth Index (a large cap proxy) outperforming the Russell 2000 Growth Index by 470 basis points. Domestic small-cap growth stocks outperformed small-cap value. After value stocks dominated the market from 2000-2006, the tables turned in 2007; the Russell 2000 Growth Index returned 7.1%, significantly better than the Russell 2000 Value Index return of -9.8%.

Gains were eroded in the final five months as investors reacted to the sub-prime mortgage crisis, looming $100 per barrel crude oil, accelerating inflation, and the prospect of a recession in 2008. Stock volatility increased in the latter half of the year as investors reacted skittishly to news on the housing market, banking write-downs, and Federal Reserve moves (both speculated and actual). To stem a possible financial crisis, the Fed reduced interest rates three times late in the year and repeatedly injected liquidity into the system through open market operations.

Discussion of The Oberweis Funds

For the year ending December 31, 2007, the Oberweis Micro-Cap Fund appreciated +10.17% and the Emerging Growth Fund appreciated +6.82%. For comparison, the benchmark Russell 2000 Growth Index appreciated +7.05%.

For the Micro-Cap Fund, the energy and technology sectors were the most important contributors to performance. The Fund’s holdings in these two sectors outperformed the corresponding sectors of the benchmark and the Fund benefited from higher relative weightings in these sectors as well. Healthcare was the greatest detractor to Fund performance. At the stock level, Vasco Data Security and Flotek Industries were among the top contributors to performance, while Kenexa and Vital Images were among the top detractors.

For the Emerging Growth Fund, financials and consumer discretionary were the most important contributing sectors compared to the benchmark. Stock selections in these two sectors significantly outperformed the benchmark sector returns. However, these gains were offset by the Fund’s healthcare and producer durables holdings, which underperformed and caused the Fund to slightly trail its benchmark for the year. At the stock level, Aquantive and Sigma Designs were among the top contributors to performance, while Heelys and Optium were among the top detractors.

The Oberweis Mid-Cap Fund appreciated +14.99%. For comparison, the Russell 2500 Growth Index appreciated +9.69% and the Russell Midcap Growth Index gained 11.43%. Favorable appreciation in the Fund’s consumer discretionary holdings helped performance. At the stock level, Intuitive Surgical and Baidu.com were among the top contributors to performance, while Heelys and Force Protection were among the top detractors.

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

The Oberweis China Opportunities Fund returned +59.29% for the year ended December 31, 2007. The benchmark S&P/Citigroup EMI China Index returned +78.36%. Despite strong absolute gains, the Fund underperformed its benchmark for the year. The benchmark index includes larger capitalization issues as well as A-shares, neither of which have played a significant role in the Fund but both of which performed particularly well for the index in 2007. Baidu.com and China National Building Materials were among the top contributors; China Life Insurance and Pine Agritech were among the top detractors.

Since inception on 2/1/2007, the Oberweis International Opportunities Fund returned +41.00% versus +7.10% for the S&P/Citigroup EMI Growth World Ex-US Index. A higher relative weight and strong stock selection in industrials materially contributed to performance. Also, favorable stock selection in the consumer sector contributed. At the stock level, Meyer Burger Technology and Korea Line Corp were among the top contributors to performance; Moneysupermarket.com and Temenos Group AG were among the top detractors.

The annual portfolio turnover rates were 65% for the Micro-Cap Fund, 85% for the Emerging Growth Fund, 110% for the Mid-Cap Fund, and 68% for the China Opportunities Fund. For the period February 1, 2007 through December 31, 2007, the portfolio turnover rate was 126% for the International Opportunities Fund. The annual net expense ratios were 1.58% for Micro-Cap, 1.28% for Emerging Growth, 1.80% for Mid-Cap, 1.78% for China Opportunities. For the period February 1, 2007 through December 31, 2007, the annualized net expense ratio was 1.99% for International Opportunities.

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semi-annual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Oberweis Emerging Growth Fund

At December 31, 2007

Asset Allocation
Common Stocks	95.9%
Commercial Paper	3.1%
Warrants	0.3%
Other Assets in excess of Liabilities	0.7%

100.0%

Top Holdings
Focus Media Hldg. Ltd.	3.9%
Sigma Designs, Inc.	3.2%
Vasco Data Security Intl., Inc.	2.6%
eHealth, Inc.	2.5%
Synaptics, Inc.	2.4%
Carrizo Oil & Gas, Inc.	2.4%
Synchronoss Technologies, Inc.	2.3%
Omrix Biopharmaceuticals, Inc.	2.1%
Shoretel, Inc.	2.0%
Zoltek Companies, Inc.	2.0%
Other Holdings	74.6%

100.0%

Top Industries
Computer Services Software & Systems	19.4%
Communication Technology	7.9%
Oil Crude Producer	6.0%
Electronics Semi-Conductors	5.8%
Advertising Agency	5.5%
Computer Technology	5.2%
Service Commercial	4.0%
Healthcare Management Services	3.8%
Drugs & Pharmaceuticals	3.6%
Electronic Medical Systems	3.6%
Other Industries	35.2%

100.0%

Oberweis Micro-Cap Fund

At December 31, 2007

Asset Allocation
Common Stocks	98.9%
Commercial Paper	1.7%
Warrants	0.5%
Other Liabilities in excess of Assets	(1.1)%

100.0%

Top Holdings
Double-Take Software, Inc.	3.5%
Omrix Biopharmaceuticals, Inc.	3.2%
LSB Industries, Inc.	2.9%
Vocus, Inc.	2.8%
T-3 Energy Services, Inc.	2.7%
Vasco Data Security Intl., Inc.	2.6%
Astronics Corp.	2.6%
Cybersource Corp.	2.6%
Sigma Designs, Inc.	2.5%
Perficient, Inc.	2.5%
Other Holdings	72.1%

100.0%

Top Industries
Computer Services Software & Systems	23.4%
Machine Oilwell Equipment	8.2%
Service Commercial	7.9%
Chemicals	5.8%
Biotechnology	4.9%
Electronic Semi-Conductors	4.2%
Communication Technology	3.7%
Electronic Medical Systems	3.4%
Metal Fabricating	3.1%
Technology Misc.	2.8%
Other Industries	32.6%

100.0%

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

Oberweis Mid-Cap Fund

At December 31, 2007

Asset Allocation
Common Stocks	99.0%
Other Assets in excess of Liabilities	1.0%

100.0%

Top Holdings
Illumina, Inc.	4.5%
Intuitive Surgical, Inc.	4.5%
Omrix Biopharmaceutical, Inc.	3.9%
FLIR Systems, Inc.	3.7%
Nuance Communications, Inc.	3.2%
Hologic, Inc.	3.2%
BE Aerospace, Inc.	2.9%
Cubist Pharmaceuticals, Inc.	2.5%
Chipotle Mexican Grill, Inc.	2.4%
Vasco Data Security Intl., Inc.	2.4%
Other Holdings	66.8%

100.0%

Top Industries
Computer Services Software & Systems	16.7%
Electronic Medical Systems	13.9%
Biotech Research & Production	8.4%
Machine Oilwell	6.9%
Health Care Management Services	4.7%
Retail	4.5%
Communication Technology	4.0%
Electronics	3.7%
Textile-Apparel Manufacturer	3.6%
Electronics Semi-Conductors	3.2%
Other Industries	30.4%

100.0%

Oberweis China Opportunities Fund

At December 31, 2007

Asset Allocation
Common Stocks	98.8%
Commercial Paper	1.7%
Warrants	0.1%
Other Liabilities in excess of Assets	(0.6)%

100.0%

Top Holdings
Suntech Power Hldgs. Co. Ltd	3.3%
Lee Man Paper Manufacturing Ltd	3.2%
Baidu.com, Inc. ADR	2.9%
Focus Media Hldgs. Ltd	2.8%
China National Building Material Co. Ltd	2.8%
Ezra Hldgs. Ltd	2.4%
Raffles Education Corp. Ltd	2.3%
Li Ning Co. Ltd	2.2%
China Resources Power Hldgs. Co.	2.0%
Parkson Retail Group Ltd	2.0%
Other Holdings	74.1%

100.0%

Top Industries
Internet Software & Services	7.5%
Textile, Apparel & Luxury Goods	7.0%
Electrical Equipment	6.7%
Paper & Forest Products	6.6%
Hotels Restaurants & Leisure	5.5%
Energy Equipment & Services	4.9%
Media	4.8%
Machinery	4.5%
Multiline Retail	4.1%
Diversified Consumer Services	4.1%
Other Industries	44.3%

100.0%

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

Oberweis International Opportunities Fund

At December 31, 2007

Asset Allocation
Common Stocks	92.2%
Commercial Paper	5.7%
Other Assets in excess of Liabilities	2.1%

100.0%

Top Holdings
Game Group	3.8%
Wellstream Hldgs. PLC	3.6%
Flsmidth & Co. AS	3.5%
Roth & Rau AG	3.0%
Hellenic Exchanges	2.8%
Meyer Burger Technology AG	2.7%
Boskalis Westminster	2.7%
Aixtron AG	2.5%
Schoeller-Bleckmann Oilfield	2.4%
Tradus PLC	2.2%
Other Holdings	70.8%

100.0%

Top Industries
Machinery	18.4%
Construction & Engineering	12.2%
Energy Equipment & Services	9.4%
Specialty Retail	5.8%
Software	4.2%
Textile, Apparel & Luxury Goods	3.4%
Capital Markets	3.1%
Electronic Equipment & Instruments	3.0%
Diversified Financial Services	2.8%
Commercial Service & Supply	2.7%
Other Industries	35.0%

100.0%

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

Average Annual Total Returns (1)

Periods ended 12/31/07

	One Year	Five Years	Ten Years	Since Inception 1/7/87	Expense Ratio (2)
OBEGX	+6.82%	+15.45%	+7.55%	+11.02%	1.29%
Russell 2000 Growth	+7.05%	+16.50%	+4.32%	+7.81%
Russell 2000	-1.57%	+16.25%	+7.08%	+9.95%

Growth of an Assumed $10,000 Investment

from January 7, 1987 to December 31, 2007

(1)

Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment. A sales load of 4% was charged on the Oberweis Emerging Growth Fund until December 31, 1991 and is not reflected in the total return figures or graph above.

(2)	Expense ratio is the total annual fund operating expense ratio gross of any fee waivers or expense reimbursement.

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

Average Annual Total Returns (1)

Periods ended 12/31/07

	One Year	Five Years	Ten Years	Since Inception 1/1/96	Expense Ratio (2)
OBMCX	+10.17%	+21.93%	+12.21%	+12.92%	1.59%
Russell 2000 Growth	+7.05%	+16.50%	+4.32%	+5.58%
Russell 2000	-1.57%	+16.25%	+7.08%	+9.04%

Growth of an Assumed $10,000 Investment

from January 1, 1996 to December 31, 2007

(1)

Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment.

(2)	Expense ratio is the total annual fund operating expense ratio gross of any fee waivers or expense reimbursement.

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

Average Annual Total Returns (1)

Period ended 12/31/07

	One Year	Five Years	Ten Years	Since Inception 9/15/96	Expense Ratio (2)
OBMDX	+14.99%	+17.20%	+7.86%	+7.70%	1.83%
Russell 2500 Growth	+9.69%	+17.43%	+6.63%	+7.47%
Russell 2000	-1.57%	+16.25%	+7.08%	+8.81%

Growth of an Assumed $10,000 Investment

from September 15, 1996 to December 31, 2007

(1)

Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell 2500 Growth Index measures the performance of Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Russell indices are unmanaged and are not available for investment.

(2)	Expense ratio is the total annual fund operating expense ratio gross of any fee waivers or expense reimbursement.

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

Average Annual Total Returns (1)

Periods ended 12/31/07

	One Year	Since Inception 10/1/05	Expense Ratio (2)
OBCHX	+59.29%	+65.64%	1.78%
S&P/Citigroup EMI China	+78.36%	+67.81%

Growth of an Assumed $10,000 Investment

from October 1, 2005 to December 31, 2007

(1)

Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The S&P/Citigroup EMI China Index represents the smallest 20% of companies, ranked by total market capitalization, which qualify for inclusion in the S&P/Citigroup BMI China Index, which is an unmanaged broad market index of the universe of institutionally investable securities in China.

(2)	Expense ratio is the total annual fund operating expense ratio gross of any fee waivers or expense reimbursement.

THE OBERWEIS FUNDS

MANAGEMENT DISCUSSION

ON FUND PERFORMANCE (continued)

Average Annual Total Returns (1)

Periods ended 12/31/07

	Since Inception 2/1/07	Expense Ratio (2)
OBIOX	+41.00%	2.00	% (3)
S&P/Citigroup EMI Growth World EX US	+7.10%

Growth of an Assumed $10,000 Investment

from February 1, 2007 to December 31, 2007

(1)

Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The S&P/Citigroup EMI Growth World Ex-US Index captures the bottom 20% of institutionally investable capital of developed countries selected by the index sponsor, outside the United States.

(2)	Expense ratio is the total annual fund operating expense ratio gross of any fee waivers or expense reimbursement.

(3)	Annualized.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments

December 31, 2007

	Shares	Value
EQUITIES - 95.9%
Advertising Agency - 5.5%
Focus Media Hldg. Ltd. ADR *	149,978	$8,520,250
inVentiv Health, Inc.*	40,750	1,261,620
ValueClick, Inc.*	101,500	2,222,850

		12,004,720

Auto Trucks & Parts - 0.8%
Spartan Motors, Inc.	234,400	1,790,816

Banks - 0.4%
Pinnacle Financial Partners, Inc.*	33,300	846,486

Biotechnology - 2.1%
Omrix Biopharmaceuticals, Inc.*	130,100	4,519,674

Building Materials - 2.0%
Zoltek Companies, Inc.*	100,000	4,287,000

Commercial Information Service - 0.6%
LoopNet, Inc.*	93,500	1,313,675

Communication Technology - 7.9%
Acme Packet, Inc.*	152,864	1,924,558
Atheros Communications, Inc.*	127,300	3,887,742
Geoeye, Inc.*	21,297	716,644
Globecom Systems, Inc.*	134,600	1,574,820
Novatel Wireless, Inc.*	154,700	2,506,140
Shoretel, Inc.*	319,650	4,465,510
Sierra Wireless, Inc.*	145,600	2,162,160

		17,237,574

Computer Services Software & Systems - 19.4%
Chordiant Software, Inc.*	214,500	1,833,975
Concur Technologies, Inc.*	81,600	2,954,736
DealerTrack Hldgs., Inc.*	102,200	3,420,634
Double-Take Software Inc.*	149,800	3,253,656
Interactive Intelligence, Inc.*	154,100	4,060,535
Kenexa Corp.*	68,600	1,332,212
PROS Hldgs., Inc.*	128,600	2,523,132
Sapient Corp.*	180,100	1,586,681
Sigma Designs, Inc.*	128,508	7,093,642
Stanley, Inc.*	120,500	3,858,410
Synchronoss Technologies, Inc.*	141,000	4,997,040
Vasco Data Security International, Inc.*	201,600	5,628,672

		42,543,325

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments (continued)

December 31, 2007

	Shares	Value
Computer Technology - 5.2%
Advanced Analogic Technologies, Inc.*	146,800	$1,655,904
Falconstor Software, Inc.*	258,900	2,915,214
Phoenix Technologies Ltd.*	112,000	1,442,560
Synaptics, Inc.*	129,400	5,326,104

		11,339,782

Drugs & Pharmaceuticals- 3.6%
Caraco Pharmaceutical Laboratories, Ltd. *	46,800	802,620
Obagi Medical Products, Inc.*	231,400	4,232,306
Salix Pharmaceuticals Ltd.*	5,766	45,436
Sciele Pharma, Inc.*	137,467	2,811,200

		7,891,562

Electrical - 0.6%
Axsys Technologies, Inc.*	11,990	439,434
Orion Energy Systems, Inc.*	42,100	785,586

		1,225,020

Electronics - Instruments - 0.4%
Virtual Radiologic Corp.*	39,000	790,920

Electronic Medical Systems - 3.6%
Accuray, Inc.*	276,800	4,212,896
Cynosure, Inc.*	86,600	2,291,436
Natus Medical, Inc.*	66,800	1,292,580

		7,796,912

Electronics Semi-Conductors - 5.8%
Anadigics, Inc.*	133,300	1,542,281
AuthenTec, Inc.*	24,800	360,344
IPG Photonics Corp.*	128,400	2,566,716
Mellanox Technologies Ltd.*	83,500	1,521,370
O2Micro International Ltd. ADR *	241,600	2,788,064
Tessera Technologies, Inc.*	97,103	4,039,485

		12,818,260

Energy Misc. - 0.8%
Dawson Geophysical Co.*	25,200	1,800,792

Finance Companies - 0.8%
Life Partners Hldgs., Inc	67,200	1,861,440

Financial Data Product Services - 2.7%
CyberSource Corp.*	148,000	2,629,960
Exlservice Hldgs., Inc.*	145,500	3,358,140

		5,988,100

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments (continued)

December 31, 2007

	Shares	Value
Foods - 0.5%
Sunopta, Inc.*	90,000	$1,201,500

Forms & Bulk Print - 1.9%
InnerWorkings, Inc.*	240,600	4,152,756

Health Care Management Services - 3.8%
Allscripts Healthcare, Inc.*	185,518	3,602,759
HealthExtras, Inc.*	93,000	2,425,440
Omnicell, Inc.*	90,300	2,431,779

		8,459,978

Health Care Services - 2.5%
Healthways, Inc.*	42,766	2,499,245
Nighthawk Radiology Hldgs., Inc.*	146,800	3,090,140

		5,589,385

Insurance - 2.5%
eHealth, Inc.*	173,100	5,558,241

Machine Oilwell Equipment - 2.0%
Dril-Quip, Inc.*	42,600	2,371,116
Flotek Industries Inc.*	34,100	1,228,964
T-3 Energy Services, Inc.*	19,400	911,994

		4,512,074

Machinery Specialty - 0.2%
TurboChef Technologies, Inc.*	30,900	509,850

Materials & Commodities Misc. - 0.3%
Ceradyne, Inc.*	13,102	614,877

Medical &Dental Services - 0.9%
Genoptix, Inc.*	9,600	294,720
Lifecell Corp.*	37,100	1,599,381

		1,894,101

Metal Fabricating - 1.5%
Dynamic Materials Corp	57,600	3,392,640

Oil Crude Producer - 6.0%
Arena Resources, Inc.*	91,200	3,803,952
Carrizo Oil & Gas, Inc.*	97,001	5,310,805
Gulfport Energy Corp.*	96,400	1,760,264
Warren Resources, Inc.*	164,500	2,324,385

		13,199,406

Production Technology Equipment - 0.5%
Fei Co.*	42,800	1,062,724

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments (continued)

December 31, 2007

	Shares	Value
Restaurants - 0.9%
BJ’s Restaurants, Inc.*	118,500	$1,926,810

Retail - 1.6%
Volcom, Inc.*	75,003	1,652,316
Zumiez, Inc.*	76,600	1,865,976

		3,518,292

Service Commercial- 4.0%
G-Market, Inc. ADR *	123,200	3,067,680
Liquidity Services, Inc.*	164,800	2,125,920
Perficient, Inc.*	120,800	1,901,392
The Knot, Inc.*	104,900	1,672,106

		8,767,098

Shoes - 1.2%
Iconix Brand Group, Inc.*	130,200	2,559,732

Technology Misc.- 0.4%
Dice Hldgs., Inc.*	97,100	775,829

Telecommunications - 0.8%
Opnext, Inc.*	208,800	1,847,880

Textile-Apparel Manufacturer - 0.3%
Lululemon Athletica *	11,900	563,703

Wholesale & International Trade - 1.9%
Central European Distribution Corp.*	73,350	4,260,168

Total Equities (Cost: $169,122,792)		$210,423,102

	Face Amount	Value
Commercial Paper - 3.1%
HSBC Financial Corp	4,500,000
4.45%, due 01/03/2008		$4,500,000
Toyota Motor Credit Corp	400,000
4.18%, due 01/03/2008		400,000
Toyota Motor Credit Corp	2,000,000
3.50%, due 01/03/2008		2,000,000

Total Commercial Paper - (Cost: $6,900,000)		$6,900,000

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments (continued)

December 31, 2007

	Units	Value
Warrants - 0.3%
Internet Software & Systems
Think Partnership, Inc. ($2.50, expires 04/03/11)†	540,000	$374,946
Think Partnership, Inc. ($3.05, expires 12/05/11)†	170,043	122,127
Think Partnership, Inc. ($4.00, expires 12/05/11)†	85,022	53,899

Total Warrants (Cost: $0)		$550,972

Total Investments - 99.3% (Cost: $176,022,792)		$217,874,074
Other Assets less Liabilities 0.7%		1,449,196

Net Assets - 100%		$219,323,270

Based on the cost of investments of $176,279,086 for federal income tax purposes at December 31, 2007, the aggregate gross unrealized appreciation was $56,791,839 the aggregate gross unrealized depreciation was $15,196,851 and the net unrealized appreciation of investments was $41,594,988.

†	Fair Valued Security

*	Non-Income producing security during the year ended December 31, 2007.

ADR American Depositary Receipt

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND

Schedule of Investments

December 31, 2007

	Shares	Value
EQUITIES - 98.9%
Air Transport - 0.7%
Edac Technologies Co.*	35,000	$342,300

Banks - 1.1%
Alliance Bankshares Corp.*	11,800	77,762
Silver State Bancorp *	34,450	485,745

		563,507

Biotechnology - 4.9%
Omrix Biopharmaceuticals, Inc.*	46,300	1,608,462
Repligen Corp.*	137,400	899,970

		2,508,432

Casinos & Gambling - 0.3%
Century Casinos, Inc.*	21,400	137,816

Chemicals - 5.8%
KMG Chemicals, Inc	16,300	235,698
LSB Industries, Inc.*	51,700	1,458,974
Ultralife Batteries, Inc.*	61,900	1,247,285

		2,941,957

Commercial Information System - 1.1%
Internet Gold-Golden Lines Ltd.*	48,000	571,200

Communication Technology - 3.7%
Ceragon Networks Ltd.*	94,500	934,605
Chyron Corp.*	20,300	110,635
Network Equipment Technologies, Inc. *	59,200	498,464
Telular Corp.*	50,275	344,384

		1,888,088

Computer Services Software & Systems - 23.4%
Bitstream, Inc.*	41,300	264,320
ClickSoftware Technologies Ltd.*	203,600	822,544
Document Sciences Co.*	21,000	304,290
Double-Take Software, Inc.*	82,500	1,791,900
Ebix, Inc.*	8,800	636,680
Edgewater Technology, Inc.*	24,800	181,040
Global Med Technologies, Inc.*	68,300	73,764
GlobalScape, Inc.*	110,200	608,304
GSE Systems, Inc.*	62,800	643,072
Guidance Software Inc.*	23,000	320,620
Innodata Isogen, Inc.*	51,300	274,455
Kenexa Corp.*	63,532	1,233,792
NetSol Technologies, Inc.*	155,900	375,719
Sigma Designs, Inc.*	23,400	1,291,680

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND

Schedule of Investments (continued)

December 31, 2007

	Shares	Value
Silverstar Hldgs. Ltd.*	274,300	$485,511
Simulations Plus, Inc.*	200,000	766,020
Unica Corp.*	10,700	98,975
Vasco Data Security International, Inc.*	48,008	1,340,383
Website Pros, Inc.*	34,900	405,189

		11,918,258

Computer Technology - 2.7%
NCI, Inc.*	37,000	633,070
Silicom Ltd.*	51,600	720,852

		1,353,922

Control & Filter Devices - 0.6%
K-Tron International, Inc.*	2,500	298,125

Diversified Production - 2.6%
Astronics Corp.*	31,500	1,338,750

Drugs & Pharmaceuticals - 0.8%
Questcor Pharmaceuticals, Inc.*	68,700	396,399

Education Services - 1.1%
GP Strategies Corp.*	51,800	551,670

Electronic Instruments - 1.1%
Perceptron, Inc.*	55,900	590,863

Electronic Medical Systems - 3.4%
Somanetics Corp.*	41,722	986,725
Visicu, Inc.*	65,100	772,737

		1,759,462

Electronics Semi-Conductors - 4.2%
Alliance Fiber Optic Products, Inc.*	57,300	114,600
AXT, Inc.*	149,700	928,140
Catalyst Semiconductor, Inc.*	97,600	453,840
NVE Corp.*	23,900	587,940
Simtek Corp.*	14,708	33,975

		2,118,495

Engineering & Construction Services - 1.8%
Versar, Inc.*	49,100	318,168
VSE Corp	11,900	581,196

		899,364

Equipment Misc. - 0.2%
MFRI, Inc.*	7,900	84,293

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND

Schedule of Investments (continued)

December 31, 2007

	Shares	Value
Financial Data Product Services - 2.6%
Cybersource Corp.*	73,929	$1,313,718

Financial Information Services - 0.7%
TheStreet.com, Inc.	22,500	358,200

Health Care Facilities - 1.2%
Almost Family, Inc.*	31,700	613,712

Health Care Misc. - 0.3%
American Caresource Hldgs., Inc.*	50,100	160,320

Machine Oilwell Equipment - 8.2%
Allis-Chalmers Energy, Inc.*	41,600	613,600
Bolt Technology Corp.*	25,200	957,096
Flotek Industries, Inc.*	35,000	1,261,400
T-3 Energy Services, Inc.*	28,900	1,358,589

		4,190,685

Machinery - Construction - 0.1%
Paragon Technologies, Inc.*	9,900	67,815

Machinery & Engineering - 0.4%
Peerless Mfg. Co.*	4,500	185,355

Machine Tools - 0.9%
Hurco Companies, Inc.*	10,378	453,000

Medical & Dental Instruments & Supply - 2.7%
Rochester Medical Corp.*	19,299	214,991
Span-America Medical Systems, Inc	2,900	32,799
Synovis Life Technologies, Inc.*	32,100	627,555
Transcend Services, Inc.*	31,000	503,750

		1,379,095

Medical & Dental Services - 0.6%
Tutogen Medical, Inc.*	31,900	329,208

Metal Fabricating - 3.1%
Dynamic Materials Corp	21,202	1,248,798
Graham Corp	6,300	330,120

		1,578,918

Oil Crude Producer - 1.4%
Geokinetics, Inc.*	35,700	694,365

Oil Integrated Domestic - 1.0%
GMX Resources, Inc.*	16,000	516,480

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND

Schedule of Investments (continued)

December 31, 2007

	Shares	Value
Pollution & Environmental Service - 1.7%
Fuel - Tech N.V.*	38,600	$874,290

Retail - 0.5%
Appliance Recycling Centers of America, Inc.*	26,400	236,280

Service Commercial - 7.9%
Bidz.com, Inc.*	72,300	648,531
CRM Hldgs. Ltd.*	93,800	735,392
ICF International, Inc.*	26,500	669,390
Inx, Inc.*	15,500	161,975
Perficient, Inc.*	80,618	1,268,927
Rainmaker Systems, Inc.*	88,134	569,346

		4,053,561

Technology Misc. - 2.8%
Vocus, Inc.*	41,700	1,439,901

Telecommunications - 0.9%
Numerex Corp.*	27,700	228,525
Vicon Industries, Inc.*	25,700	246,720

		475,245

Tires & Rubber - 0.4%
Female Health Co.*	88,700	226,185

Utilities Telecommunication - 1.9%
Commtouch Software Ltd.*	264,200	533,684
RRSAT Global Communication Network Ltd.*	22,500	443,025

		976,709

Wholesalers - 0.1%
Clean Diesel Technologies, Inc.*	1,700	38,981

Total Equities (Cost: $ 39,313,748)		$50,424,924

	Face Amount	Value
Commercial Paper - 1.7%
HSBC Financial Corp	900,000
4.45%, due 01/03/2008		$900,000

Total Commercial Paper - (Cost: $ 900,000)		$900,000

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND

Schedule of Investments (continued)

December 31, 2007

	Units	Value
Warrants - 0.5%
Internet Software & Systems
Think Partnership, Inc. ($2.50, expires 04/03/11)†	260,000	$180,529
Think Partnership, Inc. ($3.05, expires 12/05/11)†	81,873	58,802
Think Partnership, Inc. ($4.00, expires 12/05/11)†	40,937	25,952

Total Warrants (Cost: $0)		$265,283

Total Investments - 101.1% (Cost: $40,213,748)		$51,590,207
Other Liabilities less Assets - (1.1%)		(586,103)

Net Assets - 100%		$51,004,104

Based on the cost of investments of $40,272,832 for federal income tax purposes at December 31, 2007, the aggregate gross unrealized appreciation was $14,510,512 the aggregate gross unrealized depreciation was $3,193,137 and the net unrealized appreciation of investments was $11,317,375.

†	Fair Valued Security

*	Non-Income producing security during the year ended December 31, 2007.

See accompanying notes to the financial statements.

OBERWEIS MID-CAP FUND

Schedule of Investments

December 31, 2007

	Shares	Value
EQUITIES - 99.0%
Advertising Agency - 1.9%
Focus Media Hldg. Ltd. ADR *	3,800	$215,878

Auto Trucks & Parts - 0.8%
Spartan Motors, Inc	12,100	92,444

Beverage - Brewers Wine - 0.9%
Vina Concha y Toro S.A. ADR	2,400	101,952

Biotech Research & Production - 8.4%
Cubist Pharmaceuticals, Inc.*	14,200	291,242
Icon Plc. ADR *	3,600	222,696
Omrix Biopharmaceutical, Inc.*	12,900	448,146

		962,084

Building Materials - 1.9%
Zoltek Companies Inc.*	5,100	218,637

Business & Consumers Discretionary Misc. - 0.4%
Ulta Salon, Cosmetics, and Fragrance, Inc.*	2,500	42,875

Commercial Information Service - 1.7%
Baidu.com, Inc. ADR *	500	194,900

Communication Technology - 4.0%
Aruba Networks, Inc.*	1,800	26,838
Atheros Communications, Inc.*	3,800	116,052
Ciena Corp.*	3,600	122,796
Netgear, Inc.*	5,200	185,484

		451,170

Computer Services Software & Systems - 16.7%
Chordiant Software, Inc.*	13,100	112,005
Commvault Systems, Inc.*	9,400	199,092
Dealertrack Hldgs., Inc.*	6,000	200,820
Kenxa Corp.*	5,200	100,984
Nuance Communications, Inc.*	19,900	371,732
Omniture, Inc.*	8,000	266,320
Sapient Corp.*	17,500	154,175
Synchronoss Technologies, Inc.*	6,800	240,992
Vasco Data Security International, Inc.*	9,800	273,616

		1,919,736

Computer Technology - 2.8%
Riverbed Technology, Inc.*	2,500	66,850
Synaptics, Inc.*	6,200	255,192

		322,042

See accompanying notes to the financial statements.

OBERWEIS MID-CAP FUND

Schedule of Investments (continued)

December 31, 2007

	Shares	Value
Diverse Financial Services - 2.8%
Euronet Worldwide, Inc.*	5,600	$168,000
NASDAQ Stock Market, Inc.*	3,200	158,368

		326,368

Drugs & Pharmaceuticals - 2.8%
Adams Respiratory Therapeutics, Inc.*	900	53,766
Sciele Pharmaceutical, Inc.*	7,000	143,150
United Therapeutics Corp.*	1,300	126,945

		323,861

Electronic Medical Systems - 13.9%
Accuray, Inc.*	13,700	208,514
Hologic, Inc.*	5,300	363,792
Illumina, Inc.*	8,700	515,562
Intuitive Surgical, Inc.*	1,591	513,893

		1,601,761

Electronics - 3.7%
FLIR Systems, Inc.*	13,400	419,420

Electronics Semi-Conductors - 3.2%
SunTech Power Hldgs. Co. Ltd. ADR *	2,200	181,104
Tessera Technologies, Inc.*	4,400	183,040

		364,144

Forms & Bulk Print - 1.6%
InnerWorkings, Inc.*	10,800	186,408

Health Care Management Services - 4.7%
Allscripts Healthcare Solutions, Inc.*	6,400	124,288
Amerigroup Corp.*	5,000	182,250
HealthExtras, Inc.*	4,100	106,928
Phase Forward, Inc.*	5,900	128,325

		541,791

Leisure Time - 1.4%
Life Time Fitness, Inc.*	3,200	158,976

Machine Oilwell - 6.9%
Flotek Industries, Inc.*	7,100	255,884
Oceaneering International, Inc.*	4,000	269,400
W-H Energy Services, Inc.*	2,800	157,388
Willbros Group, Inc.*	3,000	114,870

		797,542

See accompanying notes to the financial statements.

OBERWEIS MID-CAP FUND

Schedule of Investments (continued)

December 31, 2007

	Shares	Value
Oil Crude Producer - 2.9%
ATP Oil & Gas Corp.*	3,500	$176,890
Gulfport Energy Corp.*	8,500	155,210

		332,100

Producer Durables Misc. - 2.9%
BE Aerospace, Inc.*	6,200	327,980

Restaurants - 2.4%
Chipotle Mexican Grill, Inc.*	1,900	279,433

Retail - 4.5%
Gamestop Corp.*	3,000	186,330
Priceline.com, Inc.*	1,800	206,748
Zumiez, Inc.*	5,200	126,672

		519,750

Textile - Apparel Manufacturer - 3.6%
Guess?, Inc*	6,300	238,707
Under Armour, Inc.*	4,000	174,680

		413,387

Wholesale and International Trade - 2.2%
Central European Distribution Corp.*	4,352	252,764

Total Equities (Cost: $9,491,852)		$11,367,403

Total Investments - 99.0% (Cost: $9,491,852)		$11,367,403
Other Assets less Liabilities - 1.0%		116,414

Net Assets - 100%		$11,483,817

Based on the cost of investments of $9,551,254 for federal income tax purposes at December 31, 2007, the aggregate gross unrealized appreciation was $2,504,703 the aggregate gross unrealized depreciation was $688,554 and the net unrealized appreciation of investments was $1,816,149.

*	Non-Income producing security during the year ended December 31, 2007.

ADR American Depositary Receipt

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments

December 31, 2007

	Shares	Value
EQUITIES - 98.8%
Auto Components - 3.1%
Minth Group Ltd.†	7,949,100	$11,663,791
Xinyi Glass Hldg. Co. Ltd.†	10,866,900	10,433,333
Zhejiang Glass Co.†*	7,705,400	7,157,443

		29,254,567

Chemicals - 0.7%
Jiutian Chemical Group Ltd†	20,909,600	6,795,311

Commercial Service & Supply - 0.3%
Asia Environment Hldgs. Ltd.†	5,341,900	3,039,738

Communications Equipment - 0.9%
China Auto Electronics Group†*	8,336,600	3,433,212
Comtech Group, Inc.*	292,800	4,717,008

		8,150,220

Computers & Peripherals - 0.8%
China Digital TV Hldg. ADR*	268,600	7,246,828

Construction & Engineering - 1.0%
China Communications Construction Co.†	3,497,800	9,042,764

Construction Materials - 3.0%
China National Building Material Co. Ltd.†	6,859,700	25,987,226
China National Materials Co.*	1,527,600	1,861,159

		27,848,385

Containers & Packaging - 0.7%
AMVIG Hldgs. Ltd.†	5,020,200	7,019,807

Distributors - 2.4%
Huabao International Hldgs. Ltd.†	12,573,000	12,449,486
Li & Fung Ltd.†	2,528,800	10,081,601

		22,531,087

Diversified Consumer Services - 4.1%
Hartford Education Corp	2,567,050	312,087
New Oriental Education & Technology Group, Inc ADR*	205,700	16,577,363
Raffles Education Corp. Ltd.†	10,444,900	21,917,274

		38,806,724

Diversified Financial Services - 1.6%
Hong Kong Exchanges & Clearing†	541,700	15,185,899

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments (continued)

December 31, 2007

	Shares	Value
Electrical Equipment - 6.7%
China High Speed Transmission†*	6,115,700	$16,034,595
Dongfang Electrical Machinery Ltd.†	1,518,100	12,686,397
Neo-Neon Hldgs. Ltd.†*	3,858,500	3,809,807
Suntech Power Hldgs. Co., Ltd ADR *	376,300	30,977,016

		63,507,815

Electronic Equipment & Instruments - 1.3%
Kingboard Chemicals Hldgs. Ltd.†	2,085,600	12,321,126

Energy Equipment & Services - 4.9%
China Oilfield Services Ltd.†	7,533,100	16,823,640
Emer International Group Ltd.†*	6,611,800	4,531,356
Ezra Hldgs. Ltd.†	9,890,800	22,584,377
Shandong Molong Petroleum Co., Ltd.†	13,581,500	2,629,593

		46,568,966

Food Products - 2.0%
China Mengniu Dairy Co.†	3,581,900	12,995,378
Synear Food Hldgs. Ltd.†	5,429,200	6,276,894

		19,272,272

Food & Staples Retailing - 0.4%
Olam International Ltd.†	2,162,000	4,252,807

Gas Utilities - 1.2%
China Gas Hldgs. Ltd.†	7,744,500	3,328,862
Xinao Gas Hldgs. Ltd.†	4,185,400	8,275,363

		11,604,225

Health Care Equipment Supplies - 3.1%
Mindray Medical International Ltd. ADR*	345,300	14,837,541
Shandong Weigao Group†	6,141,600	14,065,488

		28,903,029

Hotels Restaurants & Leisure - 5.5%
Ajisen China Hldgs. Ltd.†*	3,716,900	6,590,497
Banyan Tree Hldgs. Ltd.†	3,876,600	5,477,251
Ctrip.com International Ltd. ADR*	316,300	18,177,761
Fu Ji Food & Catering Services Hldgs. Ltd.†	3,581,600	8,193,759
Home Inns & Hotels Mgmt. Inc. ADR *	369,800	13,179,672

		51,618,940

Household Durables - 0.4%
China Water Affairs Group.†*	5,682,000	3,448,594

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments (continued)

December 31, 2007

	Shares	Value
Industrial Power Production/Energy Trade - 2.0%
China Resources Power Hldgs.Co.†	5,686,900	$19,332,426

Internet Software & Services - 7.5%
Alibaba.com Ltd.*	2,124,900	7,535,010
Baidu.com, Inc. ADR *	71,300	27,792,740
Sohu.com, Inc.*	335,700	18,302,364
Tencent Hldgs. Ltd.†	2,237,000	16,707,843

		70,337,957

Leisure Equipment & Products - 2.2%
Li Ning Co. Ltd.†	5,589,100	20,580,194

Life Sciences Tools & Services - 0.7%
Wuxi Pharmatech, Inc. ADR *	230,100	6,728,124

Machinery - 4.5%
China Infrastructure Machinery Hldg.†	7,270,300	11,385,729
Enric Energy Equipment†*	3,215,300	3,715,322
Eva Precision Industrial Hldg.†	9,946,500	3,771,236
Guangzhou Shipyard International Co.†*	1,988,500	11,026,593
Yangzijiang Ship Building†*	9,062,200	12,405,478

		42,304,358

Marine - 1.0%
China Shipping Development†	3,845,300	9,985,037

Media - 4.8%
Air Media Group, Inc. ADR.*	560,400	12,541,752
Focus Media Hldgs. Ltd ADR.*	464,000	26,359,840
VisionChina Media, Inc. ADR.*	708,940	6,025,990

		44,927,582

Metals & Mining - 1.8%
China Molybdenum Co.†*	4,269,100	7,684,150
Zijin Mining Group Co., Ltd.†	6,036,975	9,143,028

		16,827,178

Multiline Retail - 4.1%
Golden Eagle Retail Group Ltd.†	6,861,464	7,106,447
Lifestyle, International Hldgs. Ltd.†	4,634,700	12,397,380
Parkson Retail Group Ltd.†	1,619,700	19,328,945

		38,832,772

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments (continued)

December 31, 2007

	Shares	Value
Paper & Forest Products - 6.6%
China Grand Forestry†*	64,177,200	$13,409,277
Lee Man Paper Manufacturing Ltd.†	6,872,900	29,963,231
Nine Dragons Paper Hldgs. Ltd.†	7,705,000	19,257,954

		62,630,462

Personal Products - 2.6%
China Flavors & Fragrances†	9,469,348	3,784,266
Ecogreen Fine Chemicals Group†	2,707,200	1,172,400
Hengan International Groups Co., Ltd.†	4,327,500	19,234,604

		24,191,270

Real Estate Management & Development - 3.9%
E House China Hldgs. ADS	420,900	10,030,047
Guangzhou R&F Properties Co., Ltd.†	3,062,600	10,741,684
Hopson Develpment Hldgs. Ltd.†	1,572,200	4,287,992
Sino-Ocean Land Hldgs.*	2,258,500	2,797,998
Yanlord Land Group Ltd.†	3,863,300	8,827,793

		36,685,514

Software - 1.0%
Longtop Financial Technologies Ltd. ADR *	330,525	7,826,832
VanceInfo Technologies, Inc. ADR *	218,130	1,963,170

		9,790,002

Specialty Retail - 1.2%
Belle International Hldgs.†	7,533,700	11,270,695

Semiconductors & Semi Equipment - 0.5%
Trina Solar Ltd. ADR *	95,200	5,121,760

Textile, Apparel & Luxury Goods - 7.0%
Anta Sports Products Co. Ltd.†*	10,120,700	13,922,809
China Hongxing Sports Ltd.†	14,964,300	9,819,916
China Sky Chemical Fibre Co.†	9,766,300	14,861,304
Peace Mark Hldgs. Ltd.†	9,182,400	14,584,158
Ports Design Ltd.†	3,653,195	12,529,483

		65,717,670

Trading Co. & Distribution - 1.4%
KS Energy Services Ltd.†	5,918,200	13,097,376

Transport Infrastructure - 1.2%
Hong Kong Aircraft Engineering†	412,600	11,136,422

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments (continued)

December 31, 2007

	Shares	Value
Water Utilities - 0.7%
Epure International Ltd†*	4,839,500	$7,004,827

Total Equities (Cost: $596,075,047)		$932,920,730

	Face Amount	Value
Commercial Paper - 1.7%
Toyota Motor Credit	16,000,000
4.18%, due 01/03/2008		$16,000,000

Total Commercial Paper (Cost: $16,000,000)		$16,000,000

	Units	Value
Warrants - 0.1%
Chemicals
Jiutian Chemical Group Ltd. ($0.80, expires 10/15/10)	4,587,700	$478,068

Total Warrants (Cost: $0)		$478,068

Total Investments - 100.6% (Cost: $612,075,047)		$949,398,798
Other Liabilities less Assets - (0.6%)		(5,574,024)

Net Assets - 100%		$943,824,774

Based on the cost of investments of $615,633,764 for federal income tax purposes at December 31, 2007, the aggregate gross unrealized appreciation was $349,713,335, the aggregate gross unrealized depreciation was $15,948,301 and the net unrealized appreciation of investments was $333,765,034.

†	Fair Valued Security

*	Non-Income producing security during the year ended December 31, 2007.

ADR American Depositary Receipt
COUNTRY ALLOCATION (as a percentage of Net Assets)
China (Includes the People’s Republic of China and Hong Kong)	87.0%
Taiwan	0.4%
Singapore	11.4%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITES FUND

Schedule of Investments

December 31, 2007

	Shares	Value
EQUITIES - 92.2%
Australia - 8.8%
Ausenco Ltd.	100,000	$1,336,389
Computershare Ltd.	105,000	910,887
JB HI-FI Ltd.	160,000	2,191,608
Leighton Hldgs. Ltd.	44,000	2,364,407
Monadelphous Group Ltd.	108,000	1,307,694
Tassal Group Ltd.	490,883	1,810,279

		9,921,264

Austria - 2.4%
Schoeller-Bleckmann Oilfield†	30,000	2,691,188

Canada - 2.0%
Absolute Software Corp.*	60,000	2,229,900

Denmark - 3.5%
Flsmidth & Co. AS†	39,000	3,976,874

Finland - 4.2%
Elisa Corp.†	21,000	642,220
Konecranes OYJ†	26,000	885,673
Outokumpu Technology†	28,000	1,518,141
Poyry OYJ†	64,000	1,622,237

		4,668,271

France - 1.8%
Seloger.com *	35,000	2,057,108

Germany - 6.6%
Aixtron AG†*	200,000	2,779,157
Roth & Rau AG†*	9,200	3,428,291
SGL Carbon AG†*	23,000	1,244,526

		7,451,974

Greece - 6.4%
Hellenic Exchanges	90,000	3,158,033
Jumbo S.A	49,000	1,776,686
Sprider Stores S.A	300,000	2,280,802

		7,215,521

HongKong - 3.9%
Pacific Basin Shipping Ltd.	100,000	161,336
Shandong Weigao Group Medical	671,900	1,551,055
Weichai Power Co. Ltd.	190,000	1,386,488
Xinyi Glass Hldg. Co. Ltd.	1,377,400	1,338,997

		4,437,876

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

December 31, 2007

	Shares	Value
Italy - 2.1%
Ducati Motor Hldg.†*	1,100,000	$2,313,800

Japan - 5.1%
Hitachi Construction Machinery†	25,000	742,124
NGK Insulators Ltd.†	62,000	1,662,301
O-M Ltd.†	120,000	1,015,103
Shima Seiki Mfg. Ltd.†	38,000	1,742,729
Works Applications Co. Ltd.†	500	544,012

		5,706,269

Netherlands - 4.3%
Boskalis Westminster	49,000	2,984,546
Smit International NV	18,000	1,842,186

		4,826,732

Norway - 2.8%
Odim ASA†*	150,000	2,325,573
Tandberg ASA†	40,900	844,486

		3,170,059

Russia- 0.5%
Wimm-Bill-Dann Foods OJSC ADR	4,500	589,680

Singpore- 2.0%
China Hongxing Sports Ltd.	1,300,000	866,998
Tat Hong Hldgs. Ltd.	600,000	1,425,544

		2,292,542

South Korea - 2.4%
Hyundai Mipo Dockyard†	3,500	1,062,457
Korea Line Corp.†	1,500	260,858
Taewoong Co. Ltd.†	15,000	1,415,680

		2,738,995

Spain- 1.2%
Grifols SA†	54,000	1,212,179

Sweden - 5.5%
Axis Communications AB†	77,100	1,886,481
Betsson AB†	160,000	2,020,842
Hagstromer & Qviberg AB†	58,000	1,558,445
Odd Molly International AB†*	25,000	678,811

		6,144,579

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

December 31, 2007

	Shares	Value
Switzerland - 6.4%
Burckhardt Compression Hldg.†	7,000	$2,271,281
Meyer Burger Technology AG†*	8,200	3,018,767
Swissquote Group Hldgs†	35,000	1,944,564

		7,234,612

United Kingdom - 20.3%
Aggreko	135,000	1,432,339
Aquarius Platinum	120,000	1,373,517
Aveva Group	100,000	1,921,929
Game Group	870,000	4,329,564
Lamprell PLC	200,000	1,711,920
MoneySupermarket.com *	30,000	83,605
Senior PLC	500,000	1,171,968
Severfield-Rowen	20,000	183,136
Tradus PLC *	69,679	2,486,951
Weir Group	125,000	2,014,243
Wellstream Hldgs. PLC *	190,000	4,096,067
Wood Group (John) PLC	240,000	2,068,636

		22,873,875

Total Equities (Cost: $81,958,559)		$103,753,298

	Face Amount	Value
Commercial Paper - 5.7%
HSBC Financial Corp	1,900,000
4.45%, due 01/03/2008		$1,900,000
Toyota Motor Credit	4,500,000
3.50%, due 01/03/2008		4,500,000

Total Commercial Paper (Cost: $6,400,000)		$6,400,000

Total Investments - 97.9% (Cost: $88,358,559)		$110,153,298
Other Assets less Liabilities - 2.1%		2,316,674

Net Assets - 100%		$112,469,972

Based on the cost of investments of $89,040,277 for federal income tax purposes at December 31, 2007, the aggregate gross unrealized appreciation was $21,969,299 the aggregate gross unrealized depreciation was $856,278 and the net unrealized appreciation of investments was $21,113,021.

†	Fair Valued Security

*	Non-Income producing security during the year ended December 31, 2007.

ADR American Depositary Receipt

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Assets and Liabilities

December 31, 2007

	Emerging Growth Fund	Micro-Cap Fund	Mid-Cap Fund
Assets:
Investment securities at value	$217,874,074	$51,590,207	$11,367,403
(Cost: $176,022,792, $40,213,748 and $9,491,852 respectively)
Cash	249,817	—	95,899
Receivable from fund shares sold	594,306	58,770	18,853
Receivable from securities sold	2,396,014	43,908	15,414
Dividends and interest receivable	3,792	875	661
Prepaid expenses	14,131	12,602	5,842

Total Assets	221,132,134	51,706,362	11,504,072

Liabilities:
Payable to custodian bank	—	458,506	—
Payable for fund shares redeemed	278,908	26,088	639
Payable for securities purchased	1,266,018	138,480	—
Payable to advisor (see note 2)	153,028	43,731	7,852
Payable to distributor	47,158	10,933	2,454
Accrued expenses	63,752	24,520	9,310

Total Liabilities	1,808,864	702,258	20,255

Net Assets	$219,323,270	$51,004,104	$11,483,817

Analysis of net assets:
Capital	$174,951,860	$38,681,014	$9,018,395
Undistributed net realized gains (losses) on investment and foreign currency transactions	2,520,128	946,631	589,871
Net unrealized appreciation of investments and translation of assets and liabilities denominated in foreign currencies	41,851,282	11,376,459	1,875,551

Net Assets	$219,323,270	$51,004,104	$11,483,817

The Pricing of Shares:
Net asset value and offering price per share
Emerging Growth Fund:
($219,323,270 divided by 8,501,501 shares outstanding)	$25.80

Micro-Cap Fund:
($51,004,104 divided by 3,278,648 shares outstanding)		$15.56

Mid-Cap Fund:
($11,483,817 divided by 738,419 shares outstanding)			$15.55

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Assets and Liabilities

December 31, 2007

	China Opportunities Fund	International Opportunities Fund
Assets:
Investment securities at value	$949,398,798	$110,153,298
(Cost: $612,075,047 and $88,358,559 respectively)
Cash	—	570,348
Receivable from fund shares sold	1,334,077	241,776
Receivable from securities sold	6,596,445	6,487,783
Receivable from foreign tax reclaims	—	14,897
Dividends and interest receivable	304,189	24,539
Prepaid expenses	103,023	36,892

Total Assets	957,736,532	117,529,533

Liabilities:
Payable to custodian bank	5,294,457	—
Payable for fund shares redeemed	4,482,498	116,891
Payable for securities purchased	2,586,313	4,739,470
Payable to advisor (see note 2)	1,034,535	129,151
Payable to distributor	206,907	24,490
Accrued expenses	307,048	49,559

Total Liabilities	13,911,758	5,059,561

Net Assets	$943,824,774	$112,469,972

Analysis of net assets:
Capital	$577,026,147	$91,453,067
Undistributed net realized gains (losses) on investment and foreign currency transactions	29,473,720	(778,245)
Net unrealized appreciation of investments and translation of assets and liabilities denominated in foreign currencies	337,324,907	21,795,150

Net Assets	$943,824,774	$112,469,972

The Pricing of Shares:
Net asset value and offering price per share
China Opportunities Fund:
($943,824,774 divided by 32,481,592 shares outstanding)	$29.06

International Opportunities Fund:
($112,469,972 divided by 7,974,512 shares outstanding)		$14.10

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Operations

Year Ended December 31, 2007

	Emerging Growth Fund	Micro-Cap Fund	Mid-Cap Fund
Investment Income:
Interest	$255,086	$45,310	$7,417
Dividends	50,255	102,615	2,237

Total Income	305,341	147,925	9,654

Expenses:
Investment advisory fees (see note 2)	884,681	321,493	45,304
Management fees (see note 2)	859,681	214,329	45,304
Distribution and shareholder services fees (see note 2)	537,301	133,955	28,315
Transfer agent fees and expenses	208,604	63,689	27,112
Custodian fees and expenses	138,340	70,102	42,640
Federal and state registration fees	37,380	19,682	14,311
Other	97,561	27,785	4,713

Total expenses before earnings credits	2,763,548	851,035	207,699
Earnings credit (see note 5)	8,983	3,630	3,998

Total Expenses	2,754,565	847,405	203,701

Net Investment Income (Loss)	(2,449,224)	(699,480)	(194,047)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains on investment transactions	23,296,686	6,908,739	1,235,895
Increase (decrease) in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	(7,420,577)	(1,034,526)	383,101

Net realized /unrealized gains on investments and foreign currencies	15,876,109	5,874,213	1,618,996

Net increase in net assets resulting from operations	$13,426,885	$5,174,733	$1,424,949

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Operations

Year Ended December 31, 2007

	China Opportunities Fund	International Opportunities Fund*
Investment Income:
Interest	$3,291,626	$124,273
Dividends(a)	7,214,209	840,695

Total Income	10,505,835	964,968

Expenses:
Investment advisory and management fees	10,518,280	1,014,441
Distribution and shareholder services fees (see note 2)	2,103,656	202,888
Transfer agent fees and expenses	929,610	101,182
Custodian fees and expenses	915,226	235,307
Other	515,575	68,299

Total expenses before earnings credits	14,982,347	1,622,117
Earnings credit (see note 5)	10,151	4,885

Total Expenses	14,972,196	1,617,232

Net Investment Income (Loss)	(4,466,361)	(652,264)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions	107,343,695	(778,245)
Net realized gains on foreign currency transactions	(47,175)	(33,368)

Net realized gains (losses) on investment and foreign currency transactions	107,296,520	(811,613)
Increase in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	245,822,121	21,795,150

Net realized /unrealized gains on investments and foreign currencies	353,118,641	20,983,537

Net increase in net assets resulting from operations	$348,652,280	$20,331,273

*	For the period from February 1, 2007 (commencement of operations) through December 31, 2007.

(a)	Dividends are net of foreign withholding tax of $8,890 and $68,711 for the China Opportunities Fund and the International Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Emerging Growth Fund
	Year Ended December 31, 2007	Year Ended December 31, 2006
From Operations:
Net investment loss	$(2,449,224)	$(2,205,740)
Net realized gains on investments	23,296,686	7,613,371
Increase (decrease) in net unrealized appreciation of investments	(7,420,577)	1,973,910

Net increase in net assets resulting from operations	13,426,885	7,381,541

From Distributions:
Distributions from net realized gains on investments	(25,010,586)	(6,977,001)

From Capital Share Transactions:
Proceeds from sale of shares	84,891,558	81,658,413
Proceeds from reinvestment of distributions	23,734,410	6,380,186
Redemption of shares	(76,764,286)	(73,376,518)

Net increase from capital share transactions	31,861,682	14,662,081

Total increase in net assets	20,277,981	15,066,621
Net Assets:
Beginning of year	199,045,289	183,978,668

End of year	$219,323,270	$199,045,289

Transactions in Shares:
Shares sold	2,978,611	2,935,204
Shares issued in reinvestment of dividends	913,213	247,486
Less shares redeemed	(2,703,835)	(2,694,828)

Net increase from capital share transactions	1,187,989	487,862

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Micro-Cap Fund
	Year Ended December 31, 2007	Year Ended December 31, 2006
From Operations:
Net investment loss	$(699,480)	$(849,755)
Net realized gains on investments	6,908,739	5,995,915
Decrease in net unrealized appreciation of investments	(1,034,526)	(5,702,474)

Net increase (decrease) in net assets resulting from operations	5,174,733	(556,314)

From Distributions:
Distributions from net realized gains on investments	(6,199,169)	(4,914,691)

From Capital Share Transactions:
Proceeds from sale of shares	5,769,071	22,780,129
Proceeds from reinvestment of distributions	5,898,482	4,773,092
Redemption of shares	(15,426,931)	(34,649,521)

Net decrease from capital share transactions	(3,759,378)	(7,096,300)

Total decrease in net assets	(4,783,814)	(12,567,305)
Net Assets:
Beginning of year	55,787,918	68,355,223

End of year	$51,004,104	$55,787,918

Transactions in Shares:
Shares sold	324,990	1,260,834
Shares issued in reinvestment of dividends	379,568	311,967
Less shares redeemed	(900,156)	(2,048,433)

Net decrease from capital share transactions	(195,598)	(475,632)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Mid-Cap Fund
	Year Ended December 31, 2007	Year Ended December 31, 2006
From Operations:
Net investment loss	$(194,047)	$(189,303)
Net realized gains on investments	1,235,895	1,136,078
Increase (decrease) in net unrealized appreciation of investments	383,101	(68,290)

Net increase in net assets resulting from operations	1,424,949	878,485

From Distributions:
Distributions from net realized gains on investments	(414,988)	—

From Capital Share Transactions:
Proceeds from sale of shares	3,307,068	5,134,641
Proceeds from reinvestment of distributions	338,782	—
Redemption of shares	(3,846,947)	(4,110,868)

Net increase (decrease) from capital share transactions	(201,097)	1,023,773

Total increase in net assets	808,864	1,902,258
Net Assets:
Beginning of year	10,674,953	8,772,695

End of year	$11,483,817	$10,674,953

Transactions in Shares:
Shares sold	210,477	374,822
Shares issued in reinvestment of dividends	21,469	—
Less shares redeemed	(254,706)	(313,945)

Net increase (decrease)from capital share transactions	(22,760)	60,877

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	China Opportunities Fund
	Year Ended December 31, 2007	Year Ended December 31, 2006
From Operations:
Net investment loss	$(4,466,361)	$(266,886)
Net realized gains (losses) on investment and foreign currency transactions	107,296,520	(15,167,592)
Increase in net unrealized appreciation of investments and translation of assets and liablities denominated in foreign currencies	245,822,121	90,948,105

Net increase in net assets resulting from operations	348,652,280	75,513,627

From Distributions:
Distributions from net realized gains on investments	(62,697,147)	—

From Capital Share Transactions:
Proceeds from sale of shares	920,633,110	513,892,921
Proceeds from reinvestment of distributions	58,156,256	—
Redemption of shares	(767,003,200)	(150,793,806)

Net increase from capital share transactions	211,786,166	363,099,115

Total increase net assets	497,741,299	438,612,742
Net Assets:
Beginning of year	446,083,475	7,470,733

End of year	$943,824,774	$446,083,475

Transactions in Shares:
Shares sold	38,416,604	32,056,485
Shares issued in reinvestment of dividends	2,010,936	—
Less shares redeemed	(30,787,332)	(9,908,000)

Net increase from capital share transactions	9,640,208	22,148,485

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

International Opportunities Fund
Period Ended December 31, 2007 *
From Operations:
Net investment loss	$(652,264)
Net realized loss on investment and foreign currency transactions	(811,613)
Increase in net unrealized appreciation of investments and translation of assets and liablities denominated in foreign currencies	21,795,150

Net increase in net assets resulting from operations	20,331,273

From Capital Share Transactions:
Proceeds from sale of shares	145,940,269
Redemption of shares	(53,801,570)

Net increase from capital share transactions	92,138,699

Total increase net assets	112,469,972
Net Assets:
Beginning of year	—

End of year	$112,469,972

Transactions in Shares:
Shares sold	12,002,336
Less shares redeemed	(4,027,824)

Net increase from capital share transactions	7,974,512

*	For the period from February 1, 2007 (commencement of operations) through December 31, 2007.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements

December 31, 2007

1. Significant Accounting Policies

Description of business. The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of five Funds: the Oberweis Emerging Growth Fund, the Oberweis Micro-Cap Fund, the Oberweis Mid-Cap Fund, the Oberweis China Opportunities Fund, and the Oberweis International Opportunities Fund(collectively, the Funds).

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (NYSE) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (CBOE). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value.

The Oberweis China Opportunities Fund and the Oberweis International Opportunities Fund hold foreign equity securities. Foreign securities at fair value are described in the circumstances below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Foreign Currency Transactions. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the Chicago Board of Options Exchange (CBOE) by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. It is each Fund’s policy and intention to comply with the provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are considered permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. The tax character of distributions paid during the fiscal year ended December 31, 2007, to shareholders of record on December 27, 2007 were as follows:

	Distributions Paid From Ordinary Income	Distributions Paid From Net Long-Term Capital Gains	Total Distributions Paid
Emerging Growth Fund	$—	$25,010,586	$25,010,586
Micro-Cap Fund	—	6,199,169	6,199,169
Mid-Cap Fund	—	414,988	414,988
China Opportunities Fund	—	62,697,147	62,697,147

No distributions were required for the International Opportunities Fund. The Funds designated the following amounts as long term capital gain distributions:

Amount
Emerging Growth Fund	$25,010,586
Micro-Cap Fund	6,199,169
Mid-Cap Fund	414,988
China Opportunities Fund	62,697,147

The tax character of distributions paid during the fiscal year ended December 31, 2006, to shareholders of record on November 6, 2006, were as follows:

	Distributions Paid From Ordinary Income	Distributions Paid From Net Long-Term Capital Gains	Total Distributions Paid
Emerging Growth Fund	$—	$6,977,001	$6,977,001
Micro-Cap Fund	—	4,914,691	4,914,691

No distributions were made for the Mid-Cap Fund and China Opportunities Fund. The Micro-Cap Fund includes $1,849,015 of earnings and profit distributed to shareholders on redemptions of their shares:

Amount
Emerging Growth Fund	$6,977,001
Micro-Cap Fund	6,763,706

The tax components of undistributed net investment income and net realized gains at December 31, 2007 were as follows:

	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains
Emerging Growth Fund	$—	$2,776,422
Micro-Cap Fund	—	1,005,717
Mid-Cap Fund	—	649,787
China Opportunities Fund	—	33,031,987

As of December 31, 2007, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	2012	2013	2014	2015
International Opportunities Fund	$—	$—	$—	$96,526

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2007, the International Opportunities Fund deferred to January 1, 2008 post-October capital losses of $18,903.

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 (“FIN 48”) effective June 29, 2007. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

As of December 31, 2007, Management has evaluated the known implications of FIN 48 on its computation of net assets for the Funds. As a result of this evaluation, management believes that FIN 48 does not have any effect on the Fund’s Financial Statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications. Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“Oberweis Securities”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. Under the Advisory Agreement, OAM provides investment advisory services to the Emerging Growth, Micro-Cap and Mid-Cap Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as adminstrative, compliance and accounting services to these Funds. For investment advisory services, the Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. The Oberweis International Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the year ended December 31, 2007, the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund, incurred investment advisory fees totaling $884,681, $321,493, and $45,304, respectively. For the year ended December 31, 2007, the China Opportunities Fund and International Opportunities Fund incurred investment advisory and management fees totaling $10,518,280 and $1,014,441, respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2007, the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund incurred management fees totaling $859,681, $214,329 and $45,304, respectively.

Expense reimbursement. OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund and the International Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Funds’ average daily net assets. For the year ended December 31, 2007 OAM has not reimbursed the Funds.

Officers and trustees. Certain officers or trustees of the Trust are also officers or directors of OAM and Oberweis Securities. For the year ended December 31, 2007, the Trust made no direct payments to its officers and paid $40,000 to its unaffiliated trustees.

Distribution and shareholder service agreement. The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder services agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the year ended December 31, 2007, the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, China Opportunities Fund, and International Opportunites Fund incurred distribution fees totaling $537,301, $133,955, $28,315, $2,103,656, and $202,888, respectively.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2007, other than commercial paper, aggregated $179,835,655 and $176,905,351, respectively, for the Emerging Growth Fund, $34,655,456 and $46,596,244, respectively, for the Micro-Cap Fund, $12,231,633 and $13,011,259, respectively, for the Mid-Cap Fund, and $680,305,158 and $521,098,201, respectively, for the China Opportunities Fund and $187,480,458 and $104,704,594, respectively for the International Opportunities Fund. The Funds did not hold government securities during the year ended December 31, 2007.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the year ended December 31, 2007.

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Emerging Growth Fund, Micro-Cap Fund, and Mid-Cap Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, and the International Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, China Opportunities Fund, and International Opportunities Fund were $29,211, $6,188, $15,677, $4,251,465, and $251,375, respectively, for the year ended December 31, 2007, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2007, the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, China Opportunities Fund, and International Opportunities received credits of $8,983, $3,630, $3,998, $10, 151, and $4,885, respectively. During the year ended December 31, 2007, the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, China Opportunities Fund, and International Opportunities Fund incurred interest charges of $13,397, $17,276, $2,401, $55,600, and $12,610, respectively, which is included in custodian fees and expenses in the statement of operations.

6. New Accounting Pronouncement

SFAS No. 157 was issued by the Financial Standards Accounting Board in September, 2006. This standard is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. Management of the Funds is currently evaluating the impact that SFAS No. 157 will have on the Funds’ financial statements.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Emerging Growth Fund
	Years ended December 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$27.22	$26.95	$27.93	$27.05	$16.13
Income (loss) from investment operations:
Net investment loss(a)	(.33)	(.30)	(.33)	(.36)	(.27)
Net realized and unrealized gain on investments	2.21	1.56	1.09	1.99	11.19

Total from investment operations	1.88	1.26	.76	1.63	10.92
Redemption Fees(a)	—	—	—	.01	—
Less distributions:
Distribution from net realized gains on investments	(3.30)	(.99)	(1.74)	(.76)	—

Net asset value at end of year	$25.80	$27.22	$26.95	$27.93	$27.05

Total Return (%)	6.82	4.87	2.74	6.29	67.70
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$219,323	$199,045	$183,979	$175,614	$242,695
Ratio of gross expenses to average net assets (%)	1.29	1.35	1.42	1.44	1.37
Ratio of net expenses to average net assets (%)(b)	1.28	1.35	1.41	1.44	1.37
Ratio of net investment loss to average net assets (%)	(1.14)	(1.11)	(1.26)	(1.38)	(1.18)
Portfolio turnover rate (%)	85	74	75	55	56
Average commission rate paid(c)	$.0194	$.0178	$.0176	$.0199	$.0206

Notes:

(a)	The net investment loss per share data was determined using average shares outstanding during the period.

(b)	The ratios in this column reflect the impact, if any, of expense offset arrangements.

(c)	Unaudited numbers.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Micro-Cap Fund
	Years ended December 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$16.06	$17.31	$17.50	$26.26	$13.86
Income (loss) from investment operations:
Net investment loss(a)	(.23)	(.21)	(.18)	(.36)	(.31)
Net realized and unrealized gain on investments	1.86	.42	2.29	(.54)	15.36

Total from investment operations	1.63	.21	2.11	(.90)	15.05
Redemption Fees(a)	—	.01	.01	.04	.05
Less distributions:
Distribution from net realized gains on investments	(2.13)	(1.47)	(2.31)	(7.90)	(2.70)

Net asset value at end of year	$15.56	$16.06	$17.31	$17.50	$26.26

Total Return (%)	10.17	1.66	12.72	2.19	108.93
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$51,004	$55,788	$68,355	$46,676	$99,546
Ratio of gross expenses to average net assets (%)	1.59	1.63	1.70	1.69	1.60
Ratio of net expenses to average net assets (%)(b)	1.58	1.62	1.68	1.69	1.60
Ratio of net investment loss to average net assets (%)	(1.31)	(1.23)	(1.08)	(1.54)	(1.47)
Portfolio turnover rate (%)	65	108	76	58	87
Average commission rate paid(c)	$.0198	$.0172	$.0171	$.0195	$.0200

Notes:

(a)	The net investment loss per share data was determined using average shares outstanding during the period.

(b)	The ratios in this column reflect the impact, if any, of expense offset arrangements.

(c)	Unaudited numbers.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Mid-Cap Fund
	Years ended December 31,
	2007	2006	2005	2004	2003
Net asset value at beginning of year	$14.02	$12.53	$11.95	$11.37	$7.29
Income (loss) from investment operations:
Net investment loss(a)	(.27)	(.24)	(.22)	(.17)	(.18)
Net realized and unrealized gain on investments	2.36	1.72	.80	.74	4.25

Total from investment operations	2.09	1.48	.58	.57	4.07
Redemption Fees(a)	.02	.01	—	.01	.01
Less distributions:
Distribution from net realized gains on investments	(.58)	—	—	—	—

Net asset value at end of year	$15.55	$14.02	$12.53	$11.95	$11.37

Total Return (%)	14.99	11.89	4.85	5.10	55.97
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$11,484	$10,675	$8,773	$10,426	$10,820
Ratio of gross expenses to average net assets (%)	1.83	1.90	2.14	1.96	2.31
Ratio of net expenses to average net assets (%)(b)	1.80	1.83	2.00	1.95	2.00
Ratio of net investment loss to average net assets (%)	(1.71)	(1.76)	(1.90)	(1.52)	(1.91)
Portfolio turnover rate (%)	110	112	119	86	29
Average commission rate paid(c)	$.0183	$.0175	$.0168	$.0196	$.0200

Notes:

(a)	The net investment loss per share data was determined using average shares outstanding during the period.

(b)	The ratios in this column reflect the impact, if any, of expense offset arrangements and expense reimbursement from the adviser.

(c)	Unaudited numbers.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	China Opportunities Fund
	Years Ended December 31,		Period Ended December 31,
	2007	2006	2005(a)
Net asset value at beginning of year	$19.53	$10.78	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(.14)	(.02)	(.03)
Net realized and unrealized gain on investments and translation of assets and liabilities denominated in foreign currencies	11.58	8.70	.81

Total from investment operations	11.44	8.68	.78
Redemption Fees(b)	.13	.07	—
Less distributions:
Distribution from net realized gains on investments	(2.04)	—	—

Net asset value at end of year	$29.06	$19.53	$10.78

Total Return (%)	59.29	81.17	7.80
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$943,825	$446,083	$7,471
Ratio of gross expenses to average net assets (%)	1.78	1.91	4.57
Ratio of net expenses to average net assets (%)(c)	1.78	1.91	2.49
Ratio of net investment loss to average net assets (%)	(.53)	(.15)	(1.34)
Portfolio turnover rate (%)	68	53	14
Average commission rate paid(d)	$.0024	$.0021	$.0011

Notes:

(a)	For the period from October 1, 2005 (commencement of operations) through December 31, 2005.

(b)	The net investment loss per share data was determined using average shares oustanding during the period.

(c)	The ratios in this column reflect the impact, if any, of expense offset arrangements and expense reimbursement from the adviser.

(d)	Unaudited numbers.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

International Opportunities Fund
Period Ended December 31, 2007(a)
Net asset value at beginning of year	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(.10)
Net realized and unrealized gain on investments	4.16

Total from investment operations	4.06
Redemption Fees(b)	.04
Less distributions:
Distribution from net realized gains on investments	—

Net asset value at end of year	$14.10

Total Return (%)	41.00
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$112,470
Ratio of gross expenses to average net assets (%)(c)	2.00
Ratio of net expenses to average net assets (%)(c) (d)	1.99
Ratio of net investment loss to average net assets (%)(c)	(.80)
Portfolio turnover rate (%)	126
Average commission rate paid(e)	$.0173

Notes:

(a)	For the period from February 1, 2007 (commencement of operations) through December 31, 2007.

(b)	The net investment loss per share data was determined using average shares outstanding during the period.

(c)	Annualized.

(d)	The ratios in this column reflect the impact, if any, of expense offset arrangements.

(e)	Unaudited number.

REPORT OF INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

The Oberweis Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Oberweis Emerging Growth Fund, Oberweis Micro-Cap Fund, Oberweis Mid-Cap Fund, Oberweis China Opportunities Fund, and Oberweis International Opportunities Fund (five funds constituting The Oberweis Funds, hereafter referred to as the “Funds”) at December 31, 2007, the results of each of their operations for year then ended or the period from February 1, 2007 through December 31, 2007 for the Oberweis International Opportunities Fund, the changes in each of their net assets for the two years then ended or period indicated and the financial highlights for each of the years or periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

February 25, 2008
Chicago, Illinois

Trustees and Officers of The Oberweis Funds

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served

Noninterested Trustees
Katherine Smith Dedrick (50) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since November, 2004(1)

Gary D. McDaniel (59) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since May, 2004(1)

James G. Schmidt (60) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since November, 2003(1)

Interested Trustees
James D. Oberweis (61) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee(2)	Trustee and Officer since July, 1986(1)

Interested Trustees
James W. Oberweis (33) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	President	Officer since August, 1996(3)

Patrick B. Joyce (48) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Executive Vice President and Treasurer	Officer since October, 1994(3)

Martin L. Yokosawa (47) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Senior Vice President	Officer since October, 1994(3)

David I. Covas (32) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2004(3)

Eric V. Hannemann (34) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Secretary	Officer since August, 2005(3)

(1)

Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.

(2)	James D. Oberweis is an interested trustee of the Fund by reason of his position as the former Chairman of Oberweis Asset Management, Inc., the Fund’s investment advisor.

(3)	Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 1-800-323-6166.

Trustees and Officers of The Oberweis Funds

Principal Occupation Last Five Years	Number of Portfolios Overseen by Trustee	Other Directorships

Partner - Childress Duffy Goldblatt, Ltd, April 1, 2007 to present; Partner - Levenfeld Pearlstein, LLC, January 2005 to April 1, 2007; Partner - Hinshaw & Culbertson, 1985 to January 2005.	5	None

Vice President/General Manager of the Flexible Packaging Group - Smurfit Stone Container, March 1988 to 2007.	5	None

Senior Vice President and Chief Financial Officer - Federal Heath Sign Co., May 2003 to present; Vice President - Finance Federal Sign division of Federal Signal Corp. October, 1991 to April, 2003.	5	None

Director - Oberweis Asset Management, Inc. September, 1994 to present. Chairman - September 2001 to present. President - September, 1989 to August, 2001.	5	None

President - Oberweis Asset Management, Inc.,

September, 2001 to present; Senior Vice President

May, 1996 to August, 2001; Portfolio Manager from

December, 1995 to present; President and Director -

Oberweis Securities, Inc., September, 1996 to present.

	Not Applicable	None

Executive Vice President, Secretary and

Director - Oberweis Asset Management, Inc.,

September, 1994 to present; Executive Vice President

and Director - Oberweis Securities, Inc.

September, 1996 to present.

	Not Applicable	None

Senior Vice President - Oberweis Asset Management, Inc., September, 1994 to Present; Senior Vice President - Oberweis Securities, Inc., January, 1997 to present.	Not Applicable	None

Vice President - Oberweis Asset Management, Inc., September, 2003 to present; Research Analyst June, 1997 to August, 2003.	Not Applicable	None

Vice President of Accounting -

Oberweis Asset Management and Oberweis

Securities, Inc., June, 2004 to present; Portfolio and

Staff Accountant - Vestor Capital Corp. April, 2003 to

June, 2004; Staff Accountant - Green, Plage & Associates,

Inc., November, 1999 to April, 2003

	Not Applicable	None

THE OBERWEIS FUNDS

Supplemental Information

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, China Opportunities Fund and Oberweis International Opportunities Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Contracts:

The Investment Advisory Agreement with respect to the Emerging Growth, Micro-Cap, and Mid-Cap Funds and the Investment Advisory and Management Agreement for the China Opportunities Fund was last approved by the Board of Trustees, including all of the trustees who are not parties to such agreements or interested persons of any such party, (the “independent trustees”) on August 23, 2007. The Investment Advisory and Management Agreement for the International Opportunities Fund was initially approved by the Board of Trustees on November 9, 2006 and the initial term of such agreement is two years. Accordingly, the approval of such agreement was not considered during the period covered by this report. The Investment Advisory and Management Agreement for the Asia Opportunities Fund was initially approved by the Board of Trustees, including all of the independent trustees, on November 8, 2007. The Board of Trustees, including a majority of the independent trustees, determined that approval of the agreements was in the best interests of each Fund. The independent trustees were assisted by independent legal counsel in making their determination.

The Board noted that OAM has a long association with The Oberweis Funds, in each case since the inception of each of the Funds. The Board recognizes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders have invested in the Funds knowing that OAM managed the Funds and knowing the investment advisory fee schedule.

Nature, Quality and Extent of Services. With respect to the nature, quality and extent of the services provided by OAM to the Emerging Growth, Micro-Cap, Mid-Cap and China Opportunities Funds and of the services to be provided by OAM to the Asia Opportunities

THE OBERWEIS FUNDS

Supplemental Information

Fund, the Board considered the functions performed by OAM and the personnel providing such services, OAM’s financial condition, the compliance regime created by OAM, including the competency of the Trust’s chief compliance officer and the fact that neither the Trust nor OAM has had any material compliance issues, and OAM’s anticipated financial support of the Asia Opportunities Fund. The Board considered the educational and professional background and qualifications for the portfolio manager for the Asia Opportunities Fund, the OAM trading, research and portfolio management support team and the investment strategy and process for the Asia Opportunities Fund. Based on the information provided, the Board concluded that the nature and extent of services to be provided to the Asia Opportunities Fund was appropriate and that the quality would be good. The Board also considered the honesty and integrity of OAM and the portfolio management team and that OAM personnel act with the highest ethical standards. The Board noted that OAM personnel are very forthright with the Board. Based on information provided, the Board concluded that the nature and extent of services provided to each Fund were appropriate and that the quality was good.

The Board also reviewed and discussed reports prepared by OAM containing information on total returns and average annual total returns over various periods of time of the Emerging Growth, Micro-Cap, Mid-Cap and China Opportunities Funds as compared to relevant market indices and other mutual funds pursuing broadly similar strategies. The Board concluded that (i) as to the Emerging Growth, Micro-Cap, and Mid-Cap Funds, the investment performance was satisfactory, and in some cases, good versus relevant market indices, and was in line with the other mutual funds included in the reports and (ii) as to the China Opportunities Fund, the investment performance, though for a relatively short period of time, was satisfactory versus relevant market indices and good to very good versus other funds included in the report. With respect to the Asia Opportunities Fund, the Board reviewed the performance of the existing funds, in particular the China Opportunities and International Opportunities Funds, and concluded that the performance of existing funds was satisfactory, noting the strong performance of the China Opportunities and International Opportunities Funds since their inception.

Fees and Expenses. For each Fund, the Board compared the amounts paid to OAM for advisory services (for advisory and management services for the China Opportunities and Asia Opportunities Funds) and each Fund’s expense ratio (or expense cap for the China Opportunities and Asia Opportunities Funds) with other mutual funds pursuing broadly similar strategies as included in reports prepared by OAM (and with the China Opportunities and International Opportunities Funds for the Asia Opportunities Fund). This information showed that each of the Emerging Growth, Micro-Cap, Mid Cap, and China Opportunities Fund’s advisory fee was either comparable or in a mid-range compared to other mutual funds, and that the Asia Opportunities Fund’s advisory and management fee is reasonable. The information also showed that the expense ratios of the Emerging Growth, Micro-Cap, Mid-Cap and China Opportunities Funds and the projected expense ratio of the Asia Opportunities Fund were in line with those of similar mutual funds. In addition, the Board considered amounts paid to OAM by other registered funds, for which

THE OBERWEIS FUNDS

Supplemental Information

OAM acts as a subadviser. For each Fund (except for the Asia Opportunities Fund because OAM does not manage other regional accounts), the Board considered amounts paid to OAM by OAM’s other clients. With respect to OAM’s other clients, including funds for which it acts as a subadvisor, the Board noted that the mix of services provided and the level of responsibility required under the agreements with the Funds were greater than OAM’s obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. The Board also considered that OAM has agreed to bear organizational expenses of the Asia Opportunities Fund and has proposed an expense cap for the Asia Opportunities Fund. Based on the information considered, the Board concluded that each Fund’s advisory fee (advisory and management fee for the China Opportunities and Asia Opportunities Funds, coupled with the expense cap) was reasonable and appropriate in amount given the quality of services provided or expected to be provided.

Profitability. With respect to the costs of services provided and profits realized by OAM, the Board considered the advisory fees received by OAM from each of the Emerging Growth, Micro-Cap, Mid-Cap and China Opportunities Funds and the proposed advisory and management fee rate for the Asia Opportunities Fund. The Board also considered the fact that OAM has agreed to bear the organizational expenses and to cap expenses for the Asia Opportunities Fund. Based on this information, the Board concluded for each Fund that OAM’s profitability was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board reviewed each of the Emerging Growth, Micro-Cap, Mid-Cap and China Opportunities Fund’s asset size and expense ratio. The Board noted OAM’s comments that the Funds may have some capacity constraints which limit economies of scale and that, with respect to the Asia Opportunities Fund, economies of scale are expected during the start-up process. The Board concluded, with respect to each of the Funds, that the total expense ratio, (after giving effect to the expense caps proposed by OAM for the Asia Opportunities Fund) was reasonable.

Other Benefits to OAM and its Affiliates. The Board considered the character and amount of other incidental benefits received by OAM and its affiliates from their relationship with the Funds, including fees received or expected to be received by an affiliate of OAM for distribution services and benefits to OAM related to soft dollars. The Board concluded that, taking into account these benefits, the Emerging Growth, Micro-Cap and Mid-Cap Funds’ advisory fees (advisory and management fees for the China Opportunities and Asia Opportunities Funds) were reasonable.

Based on all of the information considered and the conclusions reached, the Board determined to approve the agreements. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

THE OBERWEIS FUNDS

Supplemental Information

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period from July 1, 2007 through December 31, 2007.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

THE OBERWEIS FUNDS

Supplemental Information

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expense Paid During Period* 7/1/07-12/31/07	Expense Ratio During Period 7/1/07-12/31/07
Emerging Growth Fund
Actual	$1,000.00	$1,034.38	$6.46	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.41	1.26%
Micro-Cap Fund
Actual	$1,000.00	$1,051.27	$7.76	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Mid-Cap Fund
Actual	$1,000.00	$1,075.57	$9.26	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.28	$9.00	1.77%
China Opportunities Fund
Actual	$1,000.00	$1,298.89	$10.37	1.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.18	$9.10	1.79%
International
Opportunities Fund
Actual	$1,000.00	$1,206.68	$10.68	1.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.53	$9.75	1.92%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers
James D. Oberweis	Katherine Smith Dedrick
Trustee	Trustee

Gary D. McDaniel	James G. Schmidt
Trustee	Trustee

James W. Oberweis	Patrick B. Joyce
President	Executive Vice President
Treasurer

David I. Covas	Martin L. Yokosawa
Vice President	Senior Vice President

Eric V. Hannemann
Secretary

Manager and Investment Advisor Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532 1-800-323-6166 www.oberweisfunds.com

Distributor Oberweis Securities, Inc. 3333 Warrenville Road, Suite 500, Lisle, IL 60532 1-630-577-2300 www.oberweisfunds.com

Custodian UMB Bank, n.a. 928 Grand Blvd., Kansas City, MO 64106

Transfer Agent UMB Fund Services, Inc. P.O. Box 711 Milwaukee, WI 53201-0711 1-800-245-7311
Counsel Vedder Price P.C. 222 North LaSalle Street, Chicago, IL 60601 Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds
Emerging Growth Fund Micro-Cap Fund Mid-Cap Fund China Opportunities Fund International Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

ITEM 2.	CODE OF ETHICS.

(a)	As of December 31, 2007, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions.

(b)	A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant in writing at its principal executive office.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

(a)	(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(b)	The audit committee financial expert is James G. Schmidt. Mr. Schmidt is independent as defined in Form N-CSR Item 3 (a) (2).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)

	2006	2007
Audit fees	54,000	70,000
Audit-Related Fees	N/A	N/A
Tax Fees	14,000	20,500
All Other Fees	N/A	N/A

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment, and Adviser Affiliate that provides ongoing services to the registrant for 2007 and 2006 were $17,000, and 16,100, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal account’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/03/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/03/2008

By (Signature and Title*)	/s/ Patrick B. Joyce
Patrick B. Joyce
Executive Vice President and Treasurer,
The Oberweis Funds

Date 03/03/2008

/*/	Print the name and title of each signing officer under his or her signature.